Note 19 - Development of allowance for credit losses in the reporting period, Allowance for Credit Losses (Detail) - Allowance for Credit Losses - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year	[1],[2]	€ 4,995
Movements in financial assets including new business	[1],[2],[3]	1,778
Transfers due to changes in creditworthiness		0	[1],[2]	€ 0
Changes in models		(110)	[1],[2]	0	[4],[5],[6]
Financial assets that have been derecognized during the period	[1],[2],[3],[7]	(1,197)
Recovery of written off amounts	[1],[2],[3]	93
Foreign exchange and other changes	[1],[2],[3]	(273)
Balance, end of reporting period	[1],[2]	5,285	[3]	4,995
Provision for Credit Losses excluding country risk	[3],[8],[9]	1,668
Stage 1 [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year	[1],[2]	533
Movements in financial assets including new business	[1],[2],[3]	(195)
Transfers due to changes in creditworthiness	[1],[2],[3]	170
Changes in models	[1],[2],[3]	(57)
Financial assets that have been derecognized during the period	[1],[2],[3],[7]	0
Recovery of written off amounts	[1],[2],[3]	0
Foreign exchange and other changes	[1],[2],[3]	(3)
Balance, end of reporting period	[1],[2]	447	[3]	533
Provision for Credit Losses excluding country risk	[3],[8],[9]	(83)
Stage 2 [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year	[1],[2]	626
Movements in financial assets including new business	[1],[2],[3]	294
Transfers due to changes in creditworthiness	[1],[2],[3]	(150)
Changes in models	[1],[2],[3]	(53)
Financial assets that have been derecognized during the period	[1],[2],[3],[7]	0
Recovery of written off amounts	[1],[2],[3]	0
Foreign exchange and other changes	[1],[2],[3]	(38)
Balance, end of reporting period	[1],[2]	680	[3]	626
Provision for Credit Losses excluding country risk	[3],[8],[9]	92
Stage 3 [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year	[1],[2]	3,656
Movements in financial assets including new business	[1],[2],[3]	1,647
Transfers due to changes in creditworthiness	[1],[2],[3]	(20)
Changes in models	[1],[2],[3]	0
Financial assets that have been derecognized during the period	[1],[2],[3],[7]	(1,145)
Foreign exchange and other changes	[1],[2],[3]	(271)
Balance, end of reporting period	[1],[2]	3,960	[3]	3,656
Provision for Credit Losses excluding country risk	[3],[8],[9]	1,627
Stage 3 POCI [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year	[1],[2]	180
Movements in financial assets including new business	[1],[2],[3],[10]	32
Changes in models	[1],[2],[3],[10],[11]	0
Financial assets that have been derecognized during the period	[1],[2],[3],[7],[10]	(52)
Recovery of written off amounts	[1],[2],[3],[10],[11]	0
Foreign exchange and other changes	[1],[2],[3],[10],[11]	38
Balance, end of reporting period	[1],[2]	198	[3],[10],[11]	€ 180
Provision for Credit Losses excluding country risk	[3],[8],[9],[10],[11]	€ 32

[1]	Allowance for credit losses does not include allowance for country risk amounting to € 4 million as of December 31, 2023
[2]	Allowance for credit losses does not include allowance for country risk amounting to € 4 million as of December 31, 2023
[3]	Allowance for credit losses does not include allowance for country risk amounting to € 6 million as of December 31, 2021
[4]	Allowance for credit losses does not include allowance for country risk amounting to € 14 million as of December 31, 2022
[5]	Allowance for credit losses does not include allowance for country risk amounting to € 14 million as of December 31, 2022
[6]	The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 46 million in 2022 and € 0 million in 2021
[7]	This position includes charge offs of allowance for credit losses
[8]	Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk
[9]	Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk
[10]	The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 0 million in 2023 and € 46 million in 2022
[11]	The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 0 million in 2023 and € 46 million in 2022